Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts receivable, net
Schedule of Accounts receivable, net

	December 31,
	2021	2020

Accounts receivable	$8	$8
Allowance for doubtful accounts	—	—
	$8	$8

Schedule of movements in allowance for doubtful accounts

	2021	2020

Balance at the beginning of the year	$—	$196
Addition	—	—
Written-off	—	(196)
Balance at the end of the year	$—	$—